Organization and Description of the Business (Details) - USD ($)		9 Months Ended	11 Months Ended
	Feb. 05, 2025	Sep. 30, 2025	Dec. 31, 2024
Organization and Description of the Business [Line Items]
Reverse stock split		1-for-100
Cash and cash equivalents		$ 1,900,000
Accumulated deficit		(86,297,494)	$ (70,917,853)
Collection of subscriptions receivable		4,200,000
Cash restricted cash and cash equivalents			3,300,000
Accumulated deficit			$ 70,900,000
Subsequent Event [Member]
Organization and Description of the Business [Line Items]
Public offering price (in Dollars per share)	$ 39.2
Net proceeds	$ 4,500,000
Collection of subscriptions receivable	2,500,000
Net proceeds	$ 4,500,000
Series D Preferred Stock [Member]
Organization and Description of the Business [Line Items]
Sales of preferred stock		$ 2,600,000
Common Stock [Member]
Organization and Description of the Business [Line Items]
Reverse stock split		1-for-20
Shares of common stock (in Shares)	127,551
Public offering price (in Dollars per share)	$ 39.2
Net proceeds	$ 4,200,000
Common Stock [Member] | Subsequent Event [Member]
Organization and Description of the Business [Line Items]
Shares of common stock (in Shares)	127,551